DEBT (Tables)	12 Months Ended
Dec. 31, 2024
DEBT
Schedule of Convertible notes
	December 31, 2024	December 31, 2023
Convertible notes	$274,914	$204,488
Unamortized discounts	(86,608)	(153,402)
Convertible notes, net	$188,306	$51,086

Schedule of maturities of debt
2024	$63,456
2025	1,640,466
Total	$1,703,922